24. Debentures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Debentures, noncurent	R$ 4,438,916	R$ 3,659,611	R$ 2,759,923
2019
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Debentures, noncurent	1,973,438
2020
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Debentures, noncurent	695,598
2021
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Debentures, noncurent	618,483
2022
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Debentures, noncurent	867,060
2023
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Debentures, noncurent	69,247
After 2023
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Debentures, noncurent	R$ 215,090